RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table
The following table sets forth the Company's financial assets and liabilities as of June 30, 2011 and 2010 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
June 30	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Investment securities	$16	$12	$—	$—	$23	$45	$39	$57
Derivatives relating to:
Foreign currency hedges	—	—	1	—	—	—	1	—
Other foreign currency instruments(1)	—	—	182	81	—	—	182	81
Interest rates	—	—	163	191	—	—	163	191
Net investment hedges	—	—	—	14	—	—	—	14
Commodities	—	—	4	10	—	—	4	10
TOTAL ASSETS AT FAIR VALUE(2)	16	12	350	296	23	45	389	353

LIABILITIES AT FAIR VALUE:
Derivatives relating to:
Foreign currency hedges	—	—	119	177	—	—	119	177
Other foreign currency instruments(1)	—	—	43	175	—	—	43	175
Net investment hedges	—	—	138	23	—	—	138	23
Commodities	—	—	1	—	—	—	1	—
TOTAL LIABILITIES AT FAIR VALUE(3)	—	—	301	375	—	—	301	375

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

(2)	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.

(3)	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.

Schedule of Derivative Instruments
The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2011 and 2010 are as follows:

	Notional Amount		Fair Value Asset/(Liability)
June 30	2011	2010	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$—	$—	$—	$—
Foreign currency contracts	831	690	(118)	(177)
Commodity contracts	16	43	4	10
TOTAL	847	733	(114)	(167)

DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	10,308	7,942	163	191

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	1,540	1,586	(138)	(9)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	14,957	11,845	139	(94)
Commodity contracts	39	19	(1)	—
TOTAL	14,996	11,864	138	(94)
The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company's derivative activity during the period.

	Amount of Gain/(Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)
June 30	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$15	$19
Foreign currency contracts	32	23
Commodity contracts	3	11
TOTAL	50	53

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	(88)	(8)

The effective portion of gains and losses on derivative instruments that was recognized in other comprehensive income during the years ended June 30, 2011 and 2010 is not material. During the next 12 months, the amount of the June 30, 2011, accumulated OCI balance that will be reclassified to earnings is expected to be immaterial.
The amounts of gains and losses on qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2011 and 2010 are as follows:

	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income(1)
Years ended June 30	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$7	$(8)
Foreign currency contracts	(77)	(48)
Commodity contracts	20	(76)
TOTAL	(50)	(132)

	Amount of Gain/(Loss) Recognized in Income
Years ended June 30	2011	2010
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS(2)
Interest rate contracts	$(28)	$191
Debt	31	(196)
TOTAL	3	(5)

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS(2)
Net investment hedges	—	3

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS(3)
Foreign currency contracts(4)	1,359	(814)
Commodity contracts	3	1
TOTAL	1,362	(813)

(1)
The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative and interest expense, and commodity contracts in cost of products sold.

(2)	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.

(3)
The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.

(4)	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.